3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Credit and Concentration Risks

There were three customers that represented 65.3% and 75.5% of total sales for the years ended December 31, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011

1	27.6	44.4
2	26.3	19.2
3	11.4	11.9

There were three customers that represented 54.6% of gross accounts receivable at December 31, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

F-9

Customer	Percentage of Receivables
	December	December
	2012	2011

1	25.3	26.2
2	18.6	12.9
3	10.7	18.3
4	*	13.3
5	*	11.5

* Customer was less than 10% of receivables at December 31, 2012

Earnings per share

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	2012	2011

Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	78,665	140
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	4,759,246	3,579,254

Anti-dilutive Securities	The following securities have been excluded from the calculation as their effect would be anti-dilutive:
	December 31,
	2012	2011

Stock Options	11,948	291,316
Warrants	118,835	19,865
	130,783	311,181